Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Oct. 29, 2021
Accounting Policies [Abstract]
Cash	$ 357,478		$ 357,478		$ 595,536	$ 877,099	$ 764,101
Distribution for taxes payments					554,873
Marketable securities held in trust account	6,647,795		6,647,795		9,160,803	127,760,867
Net income before income taxes					274,139
Income tax					57,569
Operating loss carryforwards, net					0	0
Operating loss carryforwards valuation allowance					0	0
Total deferred tax assets					0	$ 0
Federal depository insurance					$ 250,000